UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6382

        Nuveen Florida Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Quality Income Municipal Fund (NUF)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 12.9% (8.5% of Total Investments)
$ 500	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	$ 460,910
	University, Series 2004B, 5.625%, 4/01/34
2,000	Florida Board of Education, Lottery Revenue Bonds, Series 2001B, 5.000%, 7/01/20 – FGIC Insured	7/11 at 101.00	AAA	2,037,380
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2009,	7/15 at 101.00	AA	15,132,602
	5.000%, 7/01/30 – FGIC Insured (UB)
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	A	2,832,737
	University, Series 2004A, 5.000%, 7/01/14 – MBIA Insured
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	A1	2,514,403
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
2,275	University of Central Florida, Certificates of Participation, Athletic Association, Series	10/14 at 100.00	A	2,175,947
	2004A, 5.125%, 10/01/21 – FGIC Insured
24,685	Total Education and Civic Organizations			25,153,979
	Health Care – 12.0% (7.9% of Total Investments)
500	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	396,540
	Series 2005, 5.000%, 4/01/34
1,500	Citrus County Hospital Board, Florida, Revenue Refunding Bonds, Citrus Memorial Hospital,	8/13 at 100.00	Baa3	1,343,250
	Series 2002, 6.375%, 8/15/32
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	A–	885,270
2,310	5.500%, 6/01/38 – FSA Insured	6/18 at 100.00	AAA	2,232,107
3,240	5.000%, 6/01/38	6/16 at 100.00	A–	2,550,820
880	5.375%, 6/01/46	6/16 at 100.00	A–	710,811
1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	A+	908,680
	Health System, Series 2005C, 5.000%, 11/15/31
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
500	5.250%, 10/01/28	10/13 at 100.00	A3	432,510
1,590	5.250%, 10/01/34	10/13 at 100.00	A3	1,301,336
1,180	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	928,294
	General Hospital, Series 2006, 5.250%, 10/01/41
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding	10/13 at 100.00	A3	1,796,600
	Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Medical Center, Series	11/16 at 100.00	A2	1,244,235
	2006, 5.000%, 11/15/32
1,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	1,328,895
	MBIA Insured
3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	BBB+	3,426,158
	Series 2003, 5.000%, 7/01/12
3,750	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	2,832,113
	Series 2007, 5.000%, 10/01/34
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
410	5.500%, 12/01/21	12/11 at 101.00	BBB–	345,154
1,100	5.625%, 12/01/31	12/11 at 101.00	BBB–	841,577
27,390	Total Health Care			23,504,350
	Housing/Multifamily – 8.3% (5.5% of Total Investments)
	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing
	Revenue Refunding Bonds, Tamarac Pointe Apartments, Series 1996:
1,500	6.250%, 7/01/26	1/10 at 100.00	AA+	1,501,350
1,000	6.300%, 1/01/32	1/10 at 100.00	AA+	1,000,650
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	10/09 at 100.00	N/R	1,000,170
	6.150%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)
5,790	Florida Housing Finance Corporation, FNMA Revenue Bonds, Villa de Mallorca Apartments, Series	10/10 at 102.00	Aaa	5,877,603
	2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)
3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at	12/09 at 101.00	AA	3,179,383
	Deerwood Apartments, Series 1998-0, 5.300%, 12/01/28
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	3,680,058
	Sunset Bay Apartments, Series 2000-5A, 5.950%, 7/01/30 – FSA Insured (Alternative
	Minimum Tax)
16,090	Total Housing/Multifamily			16,239,214
	Housing/Single Family – 0.6% (0.4% of Total Investments)
350	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	4/10 at 25.36	Aaa	84,462
	Series 2001C, 0.000%, 4/01/33 (Alternative Minimum Tax)
250	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	10/09 at 26.40	Aaa	66,985
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
110	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	119,317
	Series 1987G-1, 8.595%, 11/01/17
850	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6,	1/16 at 100.00	AA+	758,897
	4.625%, 7/01/31 (Alternative Minimum Tax)
30	Miami-Dade County Housing Authority, Florida, Home Owner Mortgage Revenue Bonds, Series	10/09 at 100.75	Aaa	30,757
	1999A-1, 5.550%, 10/01/19 (Alternative Minimum Tax)
1,590	Total Housing/Single Family			1,060,418
	Long-Term Care – 1.1% (0.7% of Total Investments)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	998,865
1,570	5.625%, 8/01/34	8/14 at 101.00	N/R	1,225,935
2,695	Total Long-Term Care			2,224,800
	Tax Obligation/General – 11.3% (7.5% of Total Investments)
13,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	14,822,743
	Series 2002B, 5.000%, 6/01/20 – MBIA Insured
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2009B,	6/18 at 101.00	AAA	2,522,075
	5.000%, 6/01/34
1,600	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	AA–	1,607,152
	2009-B1, 5.625%, 7/01/38
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	A	3,198,139
	Bonds, Series 2004A, 5.000%, 6/01/22 – MBIA Insured
21,265	Total Tax Obligation/General			22,150,109
	Tax Obligation/Limited – 41.6% (27.5% of Total Investments)
1,000	Alachua County School Board, Florida, Certificates of Participation, Series 2001, 5.000%,	7/11 at 101.00	A3	1,004,530
	7/01/21 – AMBAC Insured
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/24 –	7/14 at 100.00	N/R	969,471
	AMBAC Insured
1,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	1,934,496
	7/01/20 – FSA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA	1,532,760
	MBIA Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	A	1,360,060
	10/01/18 – MBIA Insured
4,000	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	3,838,280
	MBIA Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – MBIA Insured	No Opt. Call	A	421,221
1,590	0.000%, 11/01/26 – MBIA Insured	No Opt. Call	A	599,017
3,000	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+	3,053,160
	5.000%, 8/01/23 – MBIA Insured
1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AA–	1,441,283
	10/01/23 – AMBAC Insured
2,090	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AA–	2,132,761
	10/01/22 – MBIA Insured
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 –	10/13 at 100.00	Aa3	3,107,637
	MBIA Insured (Alternative Minimum Tax)
2,230	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	A+	2,262,959
	2002, 5.000%, 10/01/21 – FGIC Insured
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,975,803
	Series 2002, 5.375%, 10/01/17 – FGIC Insured
1,000	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding Bonds, Series 2001,	No Opt. Call	AA+	1,142,960
	5.500%, 10/01/14 – FGIC Insured
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	1,189,952
1,340	5.000%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	1,322,392
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	A	1,444,172
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A	5,253,582
	10/01/17 – AMBAC Insured
1,975	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	BBB–	1,803,748
	Assessment Bonds, Commercial Project, Series 2002A, 5.500%, 5/01/22 – RAAI Insured
5,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AAA	4,872,200
	7/01/35 – FSA Insured
2,475	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/10 at 102.00	BBB–	2,510,640
	Improvement Development Unit 19, Series 2000, 6.100%, 8/01/21 – RAAI Insured
2,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 6.125%, 1/01/24 –	1/10 at 100.00	A	2,002,060
	FGIC Insured
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	A1	2,471,305
	8/01/22 – AMBAC Insured
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
1,665	5.125%, 1/01/20 – FGIC Insured	1/13 at 100.00	AA	1,714,018
3,400	5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA	3,463,240
2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,139,062
	8/01/21 – FSA Insured
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	1,519,245
	8/01/22 – FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	819,150
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 – MBIA Insured	9/13 at 100.00	A+	1,388,057
820	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	A–	722,453
	5.000%, 5/01/30 – RAAI Insured
500	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3	484,385
	Series 2008, 5.000%, 7/01/33 – FSA Insured
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	A	4,598,600
	AMBAC Insured
11,815	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/14 –	10/12 at 100.00	AAA	12,935,889
	FSA Insured
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,014,890
	12/01/24 – FSA Insured
82,100	Total Tax Obligation/Limited			81,445,438
	Transportation – 20.2% (13.3% of Total Investments)
2,225	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/21 –	10/11 at 101.00	Aa3	2,181,368
	AMBAC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	3,933,280
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,479,050
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	A–	1,101,060
	AMBAC Insured
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	2,114,640
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	2,027,740
4,500	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A	4,120,830
	5.000%, 7/01/37 – AMBAC Insured
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	A3	2,028,340
	2001, 5.000%, 7/01/21 – FGIC Insured
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/09 at 100.50	A	6,978,300
	5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/09 at 100.50	A	3,741,080
	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)
1,320	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	1,074,150
	5.000%, 10/01/38 – CIFG Insured (Alternative Minimum Tax)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	2,440,850
	5.500%, 10/01/41
5,000	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	A–	5,243,900
	7/01/16 – AMBAC Insured
40,545	Total Transportation			39,464,588
	U.S. Guaranteed – 13.1% (8.6% of Total Investments) (4)
1,500	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AAA	1,739,925
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA (4)	867,615
	(Pre-refunded 10/01/13)
2,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	N/R (4)	2,917,876
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31
	(Pre-refunded 11/15/11)
	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
6,675	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (4)	7,206,864
825	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (4)	890,736
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	N/R (4)	5,597,200
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)
1,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	AAA	1,153,370
	Healthcare System, Series 2002, 5.750%, 12/01/32 (Pre-refunded 12/01/12) – Insured
4,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	Aa3 (4)	5,204,836
	(Pre-refunded 5/01/12)
22,975	Total U.S. Guaranteed			25,578,422
	Utilities – 10.9% (7.2% of Total Investments)
4,800	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa1	4,926,576
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
9,440	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	9,834,875
	2002-17, 5.000%, 10/01/15
500	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2009A-1,	4/19 at 100.00	Aa1	504,870
	5.250%, 10/01/39
1,220	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1	1,324,029
	2001, 5.250%, 10/01/17
445	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1	489,108
	2002C, 5.250%, 10/01/17
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	A–	637,943
	10/01/25 – AMBAC Insured
1,170	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA	1,203,216
	10/01/25 – AMBAC Insured
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 –	10/15 at 100.00	AA–	2,446,250
	MBIA Insured
20,725	Total Utilities			21,366,867
	Water and Sewer – 19.6% (12.9% of Total Investments)
1,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	1,011,900
	5.250%, 10/01/34
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	BBB+	550,186
	AMBAC Insured
1,750	Florida State Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds,	1/19 at 100.00	AAA	1,781,640
	Series 2009A, 5.000%, 1/15/29
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aa3	1,557,555
	5.000%, 10/01/20 – FSA Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	AA–	3,380,963
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AA–	5,283,675
3,000	5.000%, 10/01/23 – FGIC Insured	10/13 at 100.00	AA–	3,057,360
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	A+	1,029,514
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 – MBIA Insured (Alternative Minimum Tax)
1,100	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AAA	1,083,940
	FSA Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series	10/19 at 100.00	AAA	4,143,200
	2009, 5.250%, 10/01/33
3,275	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622, 11.685%,	10/16 at 100.00	AAA	3,289,214
	10/01/36 (IF)
5,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2008, 5.000%,	10/16 at 100.00	AAA	5,062,750
	10/01/31 (UB)
5,000	Saint Petersburg, Florida, Public Utility Revenue Bonds, Series 2009A, 5.250%, 10/01/39	10/19 at 100.00	Aa3	5,023,100
2,000	Tampa Ba, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	2,010,820
	5.000%, 10/01/34
37,665	Total Water and Sewer			38,265,817
$ 297,725	Total Investments (cost $296,482,862) – 151.6%			296,454,002
	Floating Rate Obligations – (6.8)%			(13,315,000)
	Other Assets Less Liabilities – 3.7%			7,352,817
	Preferred Shares, at Liquidation Value – (48.5)% (5)			(94,900,000)
	Net Assets Applicable to Common Shares – 100%			$ 195,591,819

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$296,454,002	$ —	$296,454,002

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $283,143,262.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 7,616,295
Depreciation	(7,620,198)
Net unrealized appreciation (depreciation) of investments	$ (3,903)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Quality Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009